Note 4 - Accounting Policies and New Standards Adopted (Details Textual) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Cost of sales	$ 323,997	$ 457,941
IFRIC agenda decision 11 [member] | Revision of Prior Period, Adjustment [Member]
Statement Line Items [Line Items]
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk		(79,900)
IFRIC agenda decision 11 [member] | Previously Reported [Member]
Statement Line Items [Line Items]
Cost of sales		$ 537,800